RELATED PARTY TRANSACTIONS - Amounts due to officers (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Total	$ 3,523,733	$ 4,123,732
Other Liability, Related Party, Type [Extensible Enumeration]	srt:OfficerMember	srt:OfficerMember
Less: Short-term portion	$ (600,000)	$ (600,000)
Other Liability, Current, Related Party, Type [Extensible Enumeration]	srt:OfficerMember	srt:OfficerMember
Long-term portion	$ 2,923,733	$ 3,523,733
Other Liability, Noncurrent, Related Party, Type [Extensible Enumeration]	srt:OfficerMember	srt:OfficerMember
Salaries and other compensation
RELATED PARTY TRANSACTIONS
Total	$ 3,523,733	$ 4,108,500
Other Liability, Related Party, Type [Extensible Enumeration]	srt:OfficerMember	srt:OfficerMember
Invoices paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Total		$ 15,232
Other Liability, Related Party, Type [Extensible Enumeration]	srt:OfficerMember	srt:OfficerMember